Inventory (Tables)	12 Months Ended
Jul. 31, 2021
Classes of current inventories [abstract]
Schedule of inventories
	As at July 31, 2021
	Capitalized	Biological asset fair
	cost	value adjustment	Total
Dried cannabis	$81,784	$24,257	$106,041
Purchased dried cannabis	1,754	-	1,754
Extracts	11,945	4,411	16,356
Purchased extracts	2,247	-	2,247
Packaging and supplies	8,929	-	8,929
	$106,659	$28,668	$135,327
	As at July 31, 2020
	Capitalized	Biological asset fair
	cost	value adjustment	Total
Dried cannabis	$29,702	$16,981	$46,683
Purchased dried cannabis	1,956	-	1,956
Extracts	4,828	385	5,213
Purchased extracts	5,977	-	5,977
Hemp derived distillate	566	-	566
Packaging and supplies	4,538	-	4,538
	$47,567	$17,366	$64,933